Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHLAND FUNDS II
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2020